Shareholder Report, Average Annual Return (Details)	12 Months Ended	29 Months Ended		60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025		Jun. 30, 2025	Jun. 30, 2025
C000238581 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	A with initial sales charge (5.75%)
Average Annual Return, Percent	9.58%	10.01%	[1]
Without Sales Load [Member] | C000006994 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6 without sales charge
Average Annual Return, Percent	16.69%			11.53%	8.10%
Without Sales Load [Member] | C000238582 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	I without sales charge
Average Annual Return, Percent	16.58%	13.05%	[2]
Without Sales Load [Member] | C000238581 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	A without sales charge
Average Annual Return, Percent	16.26%	12.76%	[1]
MSCI EAFE Europe Australasia Far East Index net div [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Average Annual Return, Percent	17.73% [3]	13.84%	[1],[3]	11.16% [4]	6.51% [4]

[1]	For the period from the commencement of the class's investment operations, February 8, 2023 through June 30, 2025.
[2]	For the period from the commencement of the class's investment operations, February 8, 2023 through June 30, 2025.
[3]	Source: FactSet Research Systems Inc.
[4]	Source: FactSet Research Systems Inc.